STATEMENT OF CASH FLOWS (Details) - Schedule of proceeds from the issuance of shares $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Schedule Of Proceeds From The Issuance Of Shares Abstract
Issuance of shares (in Shares) | shares	800,000
Issuance costs	$ (80,000)
DIP Junior offset	(170,962)
Total cash flow	$ 549,038